Rule 497(e)
                                                               File No. 33-83928

                         RETIREMENT PLAN SERIES ACCOUNT
                 of Great-West Life & Annuity Insurance Company
                        SUPPLEMENT DATED January 1, 2002
                     to the Prospectus dated April 30, 2001


In connection with the changes made to various sections of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and regulations thereunder effective January 1, 2002, the revisions set forth below are made to the prospectus.

On page 18, please delete the first five paragraphs in their entirety in the section titled "Death Benefit" and replace it with the following:

We will pay a death benefit to your beneficiary upon our receipt of proof of your death if your death occurs before the Annuity Commencement Date. The death benefit, if any, will be your Contract Value as of the date of your death.

Distributions made to a beneficiary from an IRA upon your death must be made pursuant to the rules contained in Internal Revenue Code Section 401(a)(9) and the regulations thereunder. Generally, if the Contract Owner dies after the Annuity Commencement Date and before the entire interest in the account has been distributed, the remainder of the Contract Owner's interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the date of the Contract Owner's death.

If the Contract Owner dies before the Annuity Commencement Date, the Contract Owner's entire interest must generally be distributed within five (5) years after the date of death. This five-year rule applies to all non-individual beneficiaries except certain trusts where the beneficiaries of the trust will be treated as having been designated as beneficiaries.

However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

        over the life of that individual or

        over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

        the date the employee would have attained age 70 1/2.

        If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee.

If your surviving spouse is the sole beneficiary, your spouse may treat the Contract as his or her own IRA. This election will be considered to have been made if your surviving spouse makes a regular IRA contribution to the Contract, makes a rollover to or from the Contract, or fails to choose any of the above provisions.

On page 22, please delete in its entirety the 3rd paragraph in the Section titled "Periodic Payment Options" and replace it with the following:

Distributions from a periodic payment option before age 59 1/2 may be subject to an early withdrawal penalty under the Internal Revenue Code. Distributions beginning on or after age 59 1/2 will not be subject to an early withdrawal penalty.

On page 22, please delete in its entirety the subsection titled "Estate Maximizer Option" in the Section titled "Periodic Payment Options" and replace it with the following:

Estate Maximizer Option ("EMO")

We will calculate and distribute an annual amount using the method contained in the Internal Revenue Code's minimum distribution regulations. You specify the initial distribution date. Subsequent distributions will be made on the 15th day of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow. Generally, the annual distribution amount is determined by using the Contract Value at the end of the prior calendar year, the Contract Owner's age in the current year, and the applicable Table as set forth in the Federal Treasury regulations. A Contract Owner whose sole beneficiary is his/her surviving spouse who is more than 10 years younger may elect a joint and survivor calculation.

On page 23, please delete in its entirety the last paragraph in the Section titled "Periodic Payment Options" and replace it with the following:

For purposes of determining the amount to be distributed under each of these distribution methods, life expectancy will be determined annually based on
Section 401(a)(9) of the Internal Revenue Code or application regulations.

On page 24, please delete in its entirety the subsection titled "Rollovers" in the Section titled "Federal Tax Consequences" and replace it with the following:

Rollovers

Generally, you may receive a distribution of any amount from an IRA and within 60 days roll that amount, or any part of it, over into any eligible retirement plan as provided in the Internal Revenue Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to 10% withholding unless you elect not to have withholding apply. Only one rollover from a particular IRA to any other IRA may be made in any one-year period. Certain other restrictions apply.

On page 24, please delete in its entirety the subsection titled "Required Beginning Date/Minimum Distribution Requirements" in the Section titled "Federal Tax Consequences" and replace it with the following:

Your entire interest in the Contract typically must be distributed, or begin to be distributed, by April 1 following the year in which you reach age 70 1/2. All amounts in an IRA must be distributed in compliance with the minimum distribution requirements of Internal Revenue Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the annual distribution amount is determined by using the Contract Value at the end of the prior calendar year, the Contract Owner's age in the current year, and the applicable Table as set forth in the Federal Treasury regulations. A Contract Owner whose sole beneficiary is his/her surviving spouse who is more than 10 years younger may elect a joint and survivor calculation. If the amount distributed does not meet the requirements of Internal Revenue Code Section 401(a)(9) and the regulations thereunder, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed on you.

On page 24, please delete the first three paragraphs in their entirety in the subsection titled "Distributions on Death of Contract Owner" in the Section titled "Federal Tax Consequences" and replace it with the following:

Distributions made to a beneficiary from an IRA upon your death must be made pursuant to the rules contained in Internal Revenue Code Section 401(a)(9) and the regulations thereunder. Generally, if the Contract Owner dies after the Annuity Commencement Date and before the entire interest in the account has been distributed, the remainder of the Contract Owner's interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the date of the Contract Owner's death.

If the Contract Owner dies before the Annuity Commencement Date, the Contract Owner's entire interest must generally be distributed within five (5) years after the date of death. This five-year rule applies to all non-individual beneficiaries except certain trusts where the beneficiaries of the trust will be treated as having been designated as beneficiaries.

However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

        over the life of that individual or

        over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

        the date the employee would have attained age 70 1/2.

        If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee.


A surviving spouse, who is your sole beneficiary, may elect to treat the entire annuity as his or her own IRA regardless of whether distributions had begun to you or have begun to the surviving spouse. However, if distributions had begun, the surviving spouse must take the required minimum distribution for the year of your death before the surviving spouse can elect to treat the entire annuity as his or her own IRA. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on your death under these rules have not been distributed or any additional amounts are contributed to the annuity.


On page 25, please delete the last bullet point in the subsection titled "Federal Income Tax Withholding and Distributions" in the Section titled "Federal Tax Consequences" and replace it with the following:



         The recipient may elect to not have any tax withheld.




             Please keep this supplement for future reference.